Dividends - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Dividends Payable [Line Items]
Dividend paid to preferred shareholders	$ 15,768	$ 15,767	$ 7,081
Dividends paid to common stockholders	$ 0	$ 0